Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 MMBoe Bcf MMBbls Rate	Dec. 31, 2020 MMBoe Bcf MMBbls	Dec. 31, 2019 Bcf MMBoe MMBbls
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves	27	6	32
Extension and discoveries of proved undevelopment reserves	148	85	137
Net proved reserves of oil equivalent, Improved recovery			8
Proved developed reserves of sales and acquisition		11
Revised proved reserves	217	61	7
Proved developed reserves added due to higher average oil price	186
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance	44	38	33
Proved reserves revisions of previous estimates of change of development strategy			42
Net proved reserves of sales and acquisition			3
Proved developed reserves reduced due to lower average oil price		61	10
Selling exchange rate | Rate	102.62
Top of range [member]
Changes in our estimated proved reserves [line items]
Increase Decrease in total proved reserve	5
Vaca Muerta Development Project [Member]
Changes in our estimated proved reserves [line items]
Proved reserves revisions of previous estimates of change of development strategy			19
Golfo San Jorge basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves of oil equivalent, Improved reserves	5		2
Neuquina basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves of oil equivalent, Improved reserves			5
Proved reserves revisions of previous estimates of change of development strategy	17	37
Golfo San Jorge And Neuquina Basins [member]
Changes in our estimated proved reserves [line items]
Proved undeveloped reserves reduction			6
Crude oil [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls	3	4	11
Extension and discoveries of proved undevelopment reserves | MMBbls	73	42	76
Revised proved reserves | MMBbls	161	93	21
Increase Decrease in estimated reserve	10
Increase Decrease in total proved reserve	1
Natural Gas Liquids [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls	3		2
Extension and discoveries of proved undevelopment reserves | MMBbls	16	9	12
Revised proved reserves | MMBbls	6	8	4
Natural gas [member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | Bcf	116	9	107
Extension and discoveries of proved undevelopment reserves | Bcf	334	189	276
Revised proved reserves | Bcf	347	136	103
Increase Decrease in estimated reserve	10
Increase Decrease in total proved reserve	1
Cuyana basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves of oil equivalent, Improved reserves			1
Crude Oil And Natural Gas [Member]
Changes in our estimated proved reserves [line items]
Increase Decrease in estimated reserve	10
Increase Decrease in total proved reserve	2